Acquisition of Filonikis Product Carrier S.A. (M/T Amor) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 24, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015	Sep. 30, 2014
Business Acquisition [Line Items]
Equity offering	283,696				14,555,000	17,250,000
Price per common unit	$ 3.21
Charter Revenues		$ 205,594	$ 156,613	$ 119,907
Filonikis Product Carrier S.A.
Business Acquisition [Line Items]
Acquisition related costs	$ 264
Cash consideration for acquisition of vessel	$ 16,000
Duration of above market acquired time charter	1 year
WACC used for calculation of above market acquired time charter		7.50%
Charter Revenues		$ 980
Net income		$ 222
Time charter ending October 2017 | Cargill International S.A. (Cargill) | Filonikis Product Carrier S.A.
Business Acquisition [Line Items]
Time Charter Years		2 years
Charter earliest redelivery		30 days
Time charter immediately after October 2017 | CMTC | Filonikis Product Carrier S.A.
Business Acquisition [Line Items]
Time Charter Years		0.17 years